Saluda Grade Mortgage Funding LLC ABS-15G

Exhibit 99.6 - Schedule 4

Loan ID	Transaction ID	Field Name	Review Value	Tape Value	Discrepancy Comments
1000046327		DTI	XX.XX%	XX.XX%
1000046349		DTI	XX.XX%	XX.XX%